Segment information and revenue from contracts with customers - Contract balances (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment information and revenue from contracts with customers
Trade receivables (note 16)	€ 16,804	€ 13,637
Contract assets (note 16)	2,611	2,911
Advance consideration included in contract liabilities	694	651	€ 2,506
Contract liabilities (note 20.2)	€ 694	€ 651